FINANCIAL ASSETS AND LIABILITIES - Fair Values (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Liabilities
Discount rate of expected future cash flows		7.00%
Estimate of Fair Value Measurement [Member]
Assets
Cash and cash equivalents	$ 212,942	$ 102,617
Restricted cash	54,112	48,872
Estimate of Fair Value Measurement [Member] | Secured Debt [Member]
Liabilities
Long-term debt	886,468	761,739
Estimate of Fair Value Measurement [Member] | Convertible Debt [Member]
Liabilities
Long-term debt	162,122	165,500
Estimate of Fair Value Measurement [Member] | Other Debt Obligations [Member]
Liabilities
Long-term debt	0	4,739
Reported Value Measurement [Member]
Assets
Cash and cash equivalents	212,942	102,617
Restricted cash	54,112	48,872
Reported Value Measurement [Member] | Secured Debt [Member]
Liabilities
Long-term debt	886,468	761,739
Reported Value Measurement [Member] | Convertible Debt [Member]
Liabilities
Long-term debt	177,300	167,815
Reported Value Measurement [Member] | Other Debt Obligations [Member]
Liabilities
Long-term debt	0	4,739
Fair Value, Measurements, Recurring [Member]
Assets
Cash and cash equivalents	212,942	102,617
Restricted cash	54,112	48,872
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Cash and cash equivalents	212,942	102,617
Restricted cash	54,112	48,872
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets
Cash and cash equivalents	0	0
Fair Value, Measurements, Recurring [Member] | Secured Debt [Member]
Liabilities
Long-term debt	886,468	761,739
Fair Value, Measurements, Recurring [Member] | Secured Debt [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Long-term debt	0	0
Fair Value, Measurements, Recurring [Member] | Secured Debt [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Long-term debt	886,468	761,739
Fair Value, Measurements, Recurring [Member] | Secured Debt [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Long-term debt	0	0
Fair Value, Measurements, Recurring [Member] | Convertible Debt [Member]
Liabilities
Long-term debt	162,122	165,500
Fair Value, Measurements, Recurring [Member] | Convertible Debt [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Long-term debt	0	0
Fair Value, Measurements, Recurring [Member] | Convertible Debt [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Long-term debt	162,122	165,500
Fair Value, Measurements, Recurring [Member] | Convertible Debt [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Long-term debt	0
Fair Value, Measurements, Recurring [Member] | Other Debt Obligations [Member]
Liabilities
Long-term debt	0	4,739
Fair Value, Measurements, Recurring [Member] | Other Debt Obligations [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Long-term debt	0	0
Fair Value, Measurements, Recurring [Member] | Other Debt Obligations [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Long-term debt	0	0
Fair Value, Measurements, Recurring [Member] | Other Debt Obligations [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Long-term debt	$ 0	$ 4,739